Income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions			12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)			25.00%	25.00%	25.00%	25.00%
Profit			¥ (312,146)	$ (47,839)	¥ (530,619)	¥ (159,786)
Composition of income tax expenses/(benefits):
Current income tax | ¥			365		8,788	(5,890)
Deferred income tax			(1,648)	(253)	(16,793)	1,417
Total income tax expense (benefit)			¥ (1,283)	$ (197)	¥ (8,005)	¥ (4,473)
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)		16.50%
PRC
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)			25.00%	25.00%
Preferential Tax Rate			15	15
Number of years to enjoy preferential tax rate			three	three
First Two Million [Member] | Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	8.25%
Profit	$ 2
Above Two Million [Member] | Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	16.50%
Profit	$ 2